Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF Investment Objectives and Goals - Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF—SummaryTicker: GPRF Stock Exchange: The NASDAQ Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Goldman Sachs US Preferred Stock and Hybrids Index (the “Index”).